Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

March 1, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Statements of Additional Information for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Gold Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF and the Prospectuses and Statements of Additional Information for the following Trust funds, each dated March 1, 2024, do not differ from those contained in Post-Effective Amendment No. 658 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 23, 2024:

BlackRock Short Duration Bond ETF

BlackRock Short Maturity Municipal Bond ETF

BlackRock Ultra Short-Term Bond ETF

iShares Commodity Curve Carry Strategy ETF

iShares Inflation Hedged Corporate Bond ETF

iShares Inflation Hedged High Yield Bond ETF

iShares Inflation Hedged U.S. Aggregate Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

iShares Interest Rate Hedged U.S. Aggregate Bond ETF

iShares Transition-Enabling Metals ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary